Fairlead Tactical Sector ETF
Schedule of Investments
October 31, 2023 (Unaudited)
EXCHANGE-TRADED FUNDS — 99.56% Shares Fair Value
Communication Services Select Sector SPDR® Fund 384,033 $ 24,854,616
Consumer Discretionary Select Sector SPDR® Fund 157,434 23,945,711
Industrial Select Sector SPDR® Fund 252,449 24,830,884
SPDR® Gold MiniShares® Trust
(a)
926,636 36,481,659
SPDR® Portfolio Long Term Treasury ETF 1,314,285 32,594,268
SPDR® Portfolio Short Term Treasury ETF 1,180,097 33,892,386
Technology Select Sector SPDR® Fund 154,370 25,318,224
Total Exchange-Traded Funds (Cost $212,692,742) 201,917,748
Total Investments — 99.56% (Cost $212,692,742) 201,917,748
Other Assets in Excess of Liabilities — 0.44% 890,504
NET ASSETS — 100.00% $ 202,808,252
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt